Summary of significant accounting policies - Schedule of contract balance (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of significant accounting policies
Opening Balance		¥ 129,464,732	¥ 135,778,457
Increase (decrease), net		58,635,141	(6,313,725)
Ending Balance	$ 26,889,080	188,099,873	129,464,732	¥ 135,778,457
Opening Balance		9,708,051	5,488,122
Increase (decrease), net	1,061,623	7,426,481	4,219,929	(30,583)
Ending Balance	$ 2,449,400	17,134,532	9,708,051	5,488,122
Opening Balance		112,071,796	45,921,961
Increase (decrease), net		70,747,732	66,149,835
Ending Balance		¥ 182,819,528	¥ 112,071,796	¥ 45,921,961